Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-Diluted (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Excluded potentially dilutive securities	77,240,834	427,734,547
Warrants to Purchase Common Stock [Member]
Excluded potentially dilutive securities	62,064,634	268,788,732
Convertible Notes [Member]
Excluded potentially dilutive securities		50,198,041
Favored Nations [Member]
Excluded potentially dilutive securities		108,747,774
Series B Convertible Preferred Stock [Member]
Excluded potentially dilutive securities	5,175,400
Series C-1 Convertible Preferred Stock [Member]
Excluded potentially dilutive securities	10,000,800